Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 37,547	₩ 59,184	₩ 34,643
Financial assets measured at fair value	1,510,428	1,454,361
Other increase (decrease)	(320,949)	(139,002)
Spin-off	(14,360,160)
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		1,142
Twenty Ten KIF Stone Bridge IT Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		2,056
SK Telecom Smart City Management Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		1,984
Laguna Dynamic Game Contents Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		1,600
KDX Korea Data Exchange [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		1,342
Disposal value of investments	334
Walden SKT Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	687	708
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Financial assets measured at fair value		3,621
Other increase (decrease)	(322,581)	(138,557)
Spin-off	(14,300,835)
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Preferred shares value acquired through investments in associates		13,200
Other increase (decrease)	(8,734)	13,200
Spin-off	10,000
Studio Yesone [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	1,000
Sonnori Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	1,000
SMART SKT Infinitum Game Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	3,000
Laguna Dynamic Game And Content Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	1,600
Hello Nature Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 1,730	₩ 434